SUPPLEMENT DATED DECEMBER 30, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. This supplement applies to the Emerging Markets Debt Portfolio only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

In the Principal Investment Strategies subsection, the second paragraph is deleted and replaced with the following:

The sub-adviser considers emerging market countries to include any country excluding the following developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.

Also in the Principal Investment Strategies subsection, the following sentence is added to the end of the third paragraph:

The Fund considers emerging markets to include frontier markets.

In the Principal Risks subsection, Frontier Markets Risk will be added after the Emerging Markets Risk:

●	Frontier Markets Risk: Frontier markets are those emerging markets considered by the Fund to be among the smallest and least mature investment markets. Investments in frontier markets are subject to many of the same risks as investments in more mature emerging markets, but generally are less liquid and subject to greater liquidity risk and price volatility risk than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.

Disclosure Changes to the Additional Information About Principal Investment Strategies and
Principal Risks section

In the Principal Investment Strategies subsection, the last sentence of the first paragraph is deleted and replaced with the following:

The sub-adviser considers emerging market countries to include any country excluding the following developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.

Also in the Principal Investment Strategies subsection, the following sentence is added to the end of the third paragraph:

The Fund considers emerging markets to include frontier markets.

In the Principal Risks subsection, Frontier Markets Risk will be added alphabetically.

In the Additional Information About Principal Risks subsection, Frontier Markets Risk will be added alphabetically:

●	Frontier Markets Risk: Frontier markets are those emerging markets considered by a Fund to be among the smallest and least mature investment markets. Investments in frontier markets are subject to many of the same risks as investments in more mature emerging markets, but generally are less liquid and subject to greater price volatility than investments in more mature emerging markets. This is due to, among other things, smaller economies, less developed capital markets, more market volatility, lower trading volume, greater political or economic instability, less robust regulatory agencies, and more governmental limitations on foreign investments such as trade barriers than typically found in more mature emerging markets or in developed markets.

SUPPLEMENT DATED DECEMBER 30, 2021

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 19, 2021 FOR THE INTERNATIONAL GROWTH PORTFOLIO

AND THE ESG DIVERSIFIED GROWTH PORTFOLIO

AND DATED MAY 1, 2021 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 19, 2021 for the International Growth Portfolio and the ESG Diversified Growth Portfolio and dated May 1, 2021 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

The tables for ESG Diversified Portfolio and ESG Diversified Growth Portfolio are deleted and replaced with the following:

As of December 30, 2021, the ESG Underlying Funds in which the ESG Diversified Portfolio and the ESG Diversified Growth Portfolio may invest are:

• Calvert Green Bond Fund	• Fidelity® U.S. Sustainability Index Fund
• Calvert Small-Cap Fund	• Pacific FundsSM ESG Core Bond
• Fidelity® International Sustainability Index Fund	• PIMCO Low Duration ESG Fund